Convertible Debt Instrument Classified As A Liability (Details) - Schedule of convertible loan note classified as a liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Convertible Loan Note Classified as a Liability [Abstract]
Convertible loan notes b/f			$ 324
Accrued interest			163
Conversion of loan note			487
Total